Accounts Receivable, Net	12 Months Ended
Jun. 30, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

	As of June 30,
	2013	2014
	RMB	RMB
Accounts receivable	14,938	18,449
Less: Allowance for doubtful accounts	(2,186)	(2,849)

Accounts receivable, net	12,752	15,600

The following table presents the movement of the allowance for doubtful accounts for the years ended June 30, 2012, 2013 and 2014:

	For the Year Ended June 30,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the period	(3,320)	(1,966)	(2,186)
Additions: reversal / (charges) to bad debt expenses, net of recoveries	203	(875)	(974)
Less: write-offs of accounts receivable	1,151	655	311

Balance at end of the period	(1,966)	(2,186)	(2,849)